Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Dec. 31, 2017 USD ($) FinancialInstitution	Dec. 31, 2016 USD ($) FinancialInstitution	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 8,889	$ 12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	600	1,500
Total	11,039	15,908	$ 3,354	$ 2,873
Restricted deposits	1,500	3,000
Minimum liquidity requirements, restricted	500
Dry-docking reserve account	100
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements	$ 5,500